Furniture and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Furniture and Equipment

NOTE 3 – FURNITURE AND EQUIPMENT

Furniture and equipment consists of the following:

	September 30, 2013	June 30, 2013
Vehicles	$30,288	$30,288
Communication equipment	36,341	36,341
Office and warehouse equipment	313,721	313,721
Furniture and fixtures	197,710	197,710
Computer equipment	659,941	621,511
Computer software	1,819,639	1,816,332
Leasehold improvements	754,663	752,723

	3,812,303	3,768,626
Less: Accumulated depreciation and amortization	(2,608,426)	(2,478,808)

Furniture and equipment, net	$1,203,877	$1,289,818

Depreciation and amortization expense related to furniture and equipment was $129,618 and $162,709 for the three months ended September 30, 2013 and 2012, respectively.

NOTE 4 – FURNITURE AND EQUIPMENT

	June 30, 2013	June 30, 2012
Vehicles	$30,288	$30,288
Communication equipment	36,341	30,006
Office equipment	313,721	529,716
Furniture and fixtures	197,710	212,058
Computer equipment	621,511	715,854
Computer software	1,816,332	1,698,123
Leasehold improvements	752,723	846,659

	3,768,626	4,062,704
Less: Accumulated depreciation and amortization	(2,478,808)	(2,327,547)

Furniture and equipment, net	$1,289,818	$1,735,157

Depreciation and amortization expense related to furniture and equipment was $629,179 and $506,704 for the years ended June 30, 2013 and 2012, respectively.